Franklin Limited Duration Income Trust
Statement of Investments, September 30, 2019 (unaudited)
		Country	Shares/Warrants	Value
	Common Stocks and Other Equity Interests 0.4%
	Commercial & Professional Services 0.0%†
[a,b]	Remington Outdoor Co. Inc.	United States	39,306	$68,785
	Energy 0.4%
	Amplify Energy Corp.	United States	281	1,734
[a,b]	Amplify Energy Corp., wts., 4/21/20	United States	2,703	—
[a]	Birch Permian Holdings Inc.	United States	2,309	23,090
[a]	Birch Permian Holdings Inc.	United States	17,998	177,730
[a]	Halcon Resources Corp.	United States	67,554	4,763
[a]	Halcon Resources Corp., wts., 9/09/20	United States	6,408	10
[a,b,c]	Nine Point Energy LLC	United States	21,663	2
[a]	Riviera Resources Inc.	United States	6,305	84,235
[a]	Roan Resources Inc.	United States	6,592	8,108
[a]	Samson Resources II LLC	United States	31,225	761,109
				1,060,781
	Materials 0.0%†
[a]	Verso Corp., A	United States	4,163	51,538
[a]	Verso Corp., wts., 7/25/23	United States	438	482
				52,020
	Total Common Stocks and Other Equity Interests (Cost $6,060,501)			1,181,586

	Convertible Preferred Stocks (Cost $377,604) 0.1%
	Energy 0.1%
[a,b,c]	Nine Point Energy Holdings Inc., cvt. pfd.	United States	404	330,548
			Principal Amount*
	Corporate Bonds 44.1%
	Automobiles & Components 0.5%
[d,e]	Adient U.S. LLC, senior secured note, 144A, 7.00%, 5/15/26	United States	$1,300,000	1,361,750
	The Goodyear Tire & Rubber Co., senior note, 5.125%, 11/15/23	United States	300,000	304,875
				1,666,625
	Banks 0.9%
[e,f]	JPMorgan Chase & Co., junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	1,500,000	1,603,928
[e]	Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	1,000,000	1,083,740
				2,687,668
	Capital Goods 4.5%
[d,e]	BBA U.S. Holdings Inc., senior note, 144A, 5.375%, 5/01/26	United States	400,000	421,000
[d,e]	Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	800,000	788,000
[e]	H&E Equipment Services Inc., senior note, 5.625%, 9/01/25	United States	1,500,000	1,549,725
[d,e]	Harsco Corp., senior note, 144A, 5.75%, 7/31/27	United States	1,000,000	1,043,800
[d,e]	Jeld-Wen Inc., senior note, 144A, 4.625%, 12/15/25	United States	1,600,000	1,610,000
[d]	The Manitowoc Co. Inc., secured note, second lien, 144A, 9.00%, 4/01/26	United States	1,000,000	982,500
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Capital Goods (continued)
[g]	Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	$952,561	$821,584
[d,e]	Stevens Holding Co. Inc., senior note, 144A, 6.125%, 10/01/26	United States	1,100,000	1,175,625
[e]	Tennant Co., senior note, 5.625%, 5/01/25	United States	800,000	836,000
[d,e]	Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	1,500,000	1,541,250
[d,e]	TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	1,400,000	1,506,750
[d,e]	Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	1,600,000	1,550,000
				13,826,234
	Commercial & Professional Services 0.7%
[e]	United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	600,000	642,030
[d,e]	West Corp., senior note, 144A, 8.50%, 10/15/25	United States	1,700,000	1,374,875
				2,016,905
	Consumer Durables & Apparel 1.4%
[d,e]	Ashton Woods USA LLC/Ashton Woods Finance Co., senior note, 144A, 9.875%, 4/01/27	United States	1,000,000	1,097,500
[d,e]	Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	1,000,000	1,058,760
[e]	KB Home, senior note, 7.00%, 12/15/21	United States	1,100,000	1,189,155
[d,e]	Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., senior note, 144A, 5.875%, 4/15/23	United States	1,000,000	1,072,500
				4,417,915
	Consumer Services 3.2%
[d,e]	1011778 BC ULC/New Red Finance Inc., senior secured note, first lien, 144A, 4.25%, 5/15/24	Canada	800,000	823,388
[d,e]	24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	1,500,000	1,254,375
[d,e]	Downstream Development Authority of the Quapaw Tribe of Oklahoma, secured note, 144A, 10.50%, 2/15/23	United States	1,400,000	1,498,000
[d]	Golden Nugget Inc., senior note, 144A, 8.75%, 10/01/25	United States	1,200,000	1,254,000
[d,e]	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, senior note, 144A, 5.00%, 6/01/24	United States	1,400,000	1,456,000
[d]	Stars Group Holdings BV/Stars Group U.S. Co-Borrower LLC, senior note, 144A, 7.00%, 7/15/26	Canada	500,000	533,750
[d,e]	Studio City Finance Ltd., senior note, 144A, 7.25%, 2/11/24	Macau	1,100,000	1,160,500
[d,e]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25	United States	1,700,000	1,789,250
				9,769,263
	Diversified Financials 1.2%
[d,e]	FirstCash Inc., senior note, 144A, 5.375%, 6/01/24	United States	900,000	931,500
[d,e]	HAT Holdings I LLC/HAT Holdings II LLC, senior note, 144A, 5.25%, 7/15/24	United States	600,000	632,250
	Navient Corp.,
	[e] senior note, 5.00%, 10/26/20	United States	200,000	203,000
	[e] senior note, 5.875%, 3/25/21	United States	200,000	208,500
	senior note, 6.625%, 7/26/21	United States	400,000	421,000
	[e] senior note, 6.50%, 6/15/22	United States	200,000	213,500
	senior note, 7.25%, 9/25/23	United States	400,000	436,300
[e]	Springleaf Finance Corp., senior note, 6.625%, 1/15/28	United States	600,000	646,680
				3,692,730
  |  2

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Energy 4.5%
[d]	Aker BP ASA,
	senior note, 144A, 4.75%, 6/15/24	Norway	$500,000	$522,500
	[e] senior note, 144A, 5.875%, 3/31/25	Norway	500,000	527,863
[e]	California Resources Corp.,
	[d] secured note, second lien, 144A, 8.00%, 12/15/22	United States	824,000	412,000
	senior note, 5.50%, 9/15/21	United States	37,000	17,741
[e]	Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note, 7.75%, 4/15/23	United States	1,000,000	932,500
[e]	Cheniere Corpus Christi Holdings LLC,
	senior secured note, first lien, 7.00%, 6/30/24	United States	700,000	805,875
	senior secured note, first lien, 5.875%, 3/31/25	United States	600,000	669,000
	Cheniere Energy Partners LP,
	[d] senior bond, 144A, 4.50%, 10/01/29	United States	900,000	924,187
	[e] senior note, 5.625%, 10/01/26	United States	400,000	426,460
	[e] senior secured note, first lien, 5.25%, 10/01/25	United States	1,000,000	1,044,000
[e]	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., senior note, 6.25%, 4/01/23	United States	1,500,000	1,546,875
[e]	CSI Compressco LP/CSI Compressco Finance Inc., senior note, 7.25%, 8/15/22	United States	1,400,000	1,274,000
[e]	Diamondback Energy Inc., senior note, 4.75%, 11/01/24	United States	900,000	923,625
[d,g]	EnQuest PLC, senior note, 144A, PIK, 7.00%, 4/15/22	United Kingdom	947,777	787,863
[e]	Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%, 2/15/21	United States	1,100,000	1,027,136
[d,g]	Murray Energy Corp., secured note, 1.5 lien, 144A, PIK, 12.00% (incl. cash 9.00%), 4/15/24	United States	606,187	7,475
[e]	QEP Resources Inc., senior bond, 5.25%, 5/01/23	United States	500,000	466,260
[h]	Sanchez Energy Corp.,
	senior note, 7.75%, 6/15/21	United States	900,000	58,500
	senior note, 6.125%, 1/15/23	United States	300,000	20,250
[e]	Sunoco LP/Sunoco Finance Corp., senior note, 4.875%, 1/15/23	United States	700,000	720,125
[e,h]	Weatherford International Ltd.,
	senior bond, 4.50%, 4/15/22	United States	400,000	139,000
	senior note, 5.125%, 9/15/20	United States	400,000	140,000
	senior note, 7.75%, 6/15/21	United States	1,000,000	362,500
				13,755,735
	Food & Staples Retailing 0.2%
[d]	Performance Food Group Inc., senior note, 144A, 5.50%, 10/15/27	United States	600,000	633,000
	Food, Beverage & Tobacco 0.9%
	B&G Foods Inc.,
	[e] senior note, 5.25%, 4/01/25	United States	1,000,000	1,025,000
	senior note, 5.25%, 9/15/27	United States	400,000	409,540
[d,e]	Lamb Weston Holdings Inc., senior note, 144A, 4.625%, 11/01/24	United States	1,100,000	1,163,140
				2,597,680
  |  3

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Health Care Equipment & Services 3.2%
[d,e]	Catalent Pharma Solutions Inc., senior note, 144A, 4.875%, 1/15/26	United States	$1,200,000	$1,240,500
[d,e]	Centene Corp., senior note, 144A, 5.375%, 6/01/26	United States	1,000,000	1,050,000
	CHS/Community Health Systems Inc.,
	[d] senior note, 144A, 8.125%, 6/30/24	United States	900,000	717,750
	[e] senior secured note, first lien, 6.25%, 3/31/23	United States	700,000	697,970
[e]	HCA Inc., senior note, 7.50%, 2/15/22	United States	500,000	555,400
[d,e]	MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	1,400,000	1,392,902
[d,e]	MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	1,300,000	1,204,125
[d,e]	Tenet Healthcare Corp.,
	senior note, second lien, 144A, 6.25%, 2/01/27	United States	1,200,000	1,249,380
	senior secured note, 144A, 4.875%, 1/01/26	United States	500,000	513,750
[d,e]	WellCare Health Plans Inc., senior note, 144A, 5.375%, 8/15/26	United States	1,000,000	1,069,800
				9,691,577
	Materials 7.4%
[g]	ARD Finance SA, secured note, PIK, 7.125%, 9/15/23	Luxembourg	600,000	618,750
[d]	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
	senior note, 144A, 4.25%, 9/15/22	Luxembourg	300,000	304,500
	senior note, 144A, 6.00%, 2/15/25	Luxembourg	500,000	523,750
[e]	Crown Americas LLC/Crown Americas Capital Corp. VI, senior note, 4.75%, 2/01/26	United States	500,000	524,375
[d]	First Quantum Minerals Ltd.,
	senior note, 144A, 7.00%, 2/15/21	Zambia	257,000	259,570
	senior note, 144A, 7.25%, 4/01/23	Zambia	500,000	495,000
[d]	FMG Resources (August 2006) Pty. Ltd.,
	senior note, 144A, 4.75%, 5/15/22	Australia	700,000	720,125
	senior note, 144A, 5.125%, 3/15/23	Australia	600,000	620,250
[d,e]	Grinding Media Inc./MC Grinding Media Canada Inc., senior secured note, 144A, 7.375%, 12/15/23	United States	800,000	768,000
[d]	HudBay Minerals Inc., senior note, 144A, 7.25%, 1/15/23	Canada	400,000	414,500
[d,e]	Mauser Packaging Solutions Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	1,500,000	1,423,575
[d,e]	Neon Holdings Inc., senior note, 144A, 10.125%, 4/01/26	United States	1,000,000	1,010,000
[d,e]	New Enterprise Stone & Lime Co., senior note, 144A, 6.25%, 3/15/26	United States	1,500,000	1,537,500
[d]	New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	600,000	564,750
[d]	Northwest Acquisitions ULC/Dominion Finco Inc., secured note, second lien, 144A, 7.125%, 11/01/22	Canada	300,000	177,750
[d,e]	Novelis Corp., senior note, 144A, 6.25%, 8/15/24	United States	1,300,000	1,361,750
[d]	OCI NV, senior note, 144A, 6.625%, 4/15/23	Netherlands	400,000	408,000
[d,e]	Owens-Brockway Glass Container Inc.,
	senior note, 144A, 5.00%, 1/15/22	United States	900,000	931,680
	senior note, 144A, 5.875%, 8/15/23	United States	400,000	426,000
  |  4

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Materials (continued)
[d]	Petra Diamonds U.S. Treasury PLC, secured note, second lien, 144A, 7.25%, 5/01/22	South Africa	$1,200,000	$954,000
[d,e]	Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	1,500,000	1,256,250
[d]	Rain CII Carbon LLC/CII Carbon Corp., senior note, second lien, 144A, 7.25%, 4/01/25	United States	800,000	768,000
[d]	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA,
	[e] senior note, 144A, 7.00%, 7/15/24	United States	100,000	103,812
	[e] senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	400,000	410,500
	[i] senior secured note, first lien, 144A, FRN, 5.803%, (3-month USD LIBOR + 3.50%), 7/15/21	United States	400,000	401,500
[d,e]	Sealed Air Corp.,
	senior bond, 144A, 5.125%, 12/01/24	United States	500,000	537,500
	senior bond, 144A, 5.50%, 9/15/25	United States	600,000	648,000
[e]	Steel Dynamics Inc., senior note, 5.125%, 10/01/21	United States	1,500,000	1,507,215
[d,e]	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., senior note, 144A, 7.50%, 6/15/25	United States	1,500,000	1,340,625
[d,e]	TPC Group Inc., secured note, 144A, 10.50%, 8/01/24	United States	600,000	628,500
[d,e]	Trivium Packaging Finance BV, senior note, 144A, 8.50%, 8/15/27	Netherlands	800,000	869,840
				22,515,567
	Media & Entertainment 4.4%
[d]	Altice Luxembourg SA,
	first lien, 144A, 10.50%, 5/15/27	Luxembourg	1,400,000	1,580,250
	[e] senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	292,000	298,205
[e]	CCO Holdings LLC/CCO Holdings Capital Corp.,
	senior bond, 5.25%, 9/30/22	United States	1,500,000	1,520,025
	[d] senior note, 144A, 5.125%, 5/01/23	United States	500,000	513,620
[d]	Clear Channel Worldwide Holdings Inc.,
	[e] first lien, senior secured note, 144A, 5.125%, 8/15/27	United States	600,000	626,610
	senior sub. note, 144A, 9.25%, 2/15/24	United States	596,000	656,291
[e]	CSC Holdings LLC,
	senior bond, 5.25%, 6/01/24	United States	500,000	538,750
	senior note, 6.75%, 11/15/21	United States	1,000,000	1,080,000
	[d] senior secured note, first lien, 144A, 5.50%, 5/15/26	United States	1,000,000	1,054,900
[d,e]	Diamond Sports Group LLC/Diamond Sports Finance Co.,
	first lien, 144A, 5.375%, 8/15/26	United States	500,000	520,000
	senior note, 144A, 6.625%, 8/15/27	United States	500,000	519,275
[d]	Gray Escrow Inc., senior note, 144A, 7.00%, 5/15/27	United States	400,000	440,980
[d]	iHeartCommunications Inc., senior secured note, first lien, 144A, 5.25%, 8/15/27	United States	700,000	729,750
[d,e]	Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	500,000	521,675
[d,e]	Nexstar Escrow Corp., senior note, 144A, 5.625%, 7/15/27	United States	1,000,000	1,050,000
[d,e]	Scripps Escrow Inc., senior note, 144A, 5.875%, 7/15/27	United States	500,000	508,750
[d]	Sirius XM Radio Inc., senior note, 144A, 4.625%, 7/15/24	United States	600,000	623,598
[d]	Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%, 8/15/26	United Kingdom	400,000	421,000
[d,e]	WMG Acquisition Corp., secured note, first lien, 144A, 5.00%, 8/01/23	United States	100,000	102,625
				13,306,304
  |  5

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Pharmaceuticals, Biotechnology & Life Sciences 2.3%
[d,e]	Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	$1,100,000	$1,181,433
[d,e]	Bausch Health Americas Inc., senior note, 144A, 9.25%, 4/01/26	United States	1,500,000	1,708,110
[d]	Bausch Health Cos. Inc.,
	senior bond, 144A, 6.125%, 4/15/25	United States	300,000	312,000
	[e] senior secured note, first lien, 144A, 6.50%, 3/15/22	United States	200,000	207,000
[d,e]	Endo DAC/Endo Finance LLC/Endo Finco Inc.,
	senior bond, 144A, 6.00%, 2/01/25	United States	1,000,000	592,500
	senior note, 144A, 6.00%, 7/15/23	United States	410,000	253,523
[d,e]	Horizon Pharma USA Inc., senior note, 144A, 5.50%, 8/01/27	United States	1,500,000	1,563,750
[d,e]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note, 144A, 6.375%, 8/01/23	United States	1,200,000	1,243,500
				7,061,816
	Real Estate 1.1%
[e]	CyrusOne LP/CyrusOne Finance Corp., senior note, 5.00%, 3/15/24	United States	1,300,000	1,348,750
[d,e]	Five Point Operating Co. LP/Five Point Capital Corp., senior note, 144A, 7.875%, 11/15/25	United States	1,000,000	1,017,500
[e]	MPT Operating Partnership LP/MPT Finance Corp.,
	senior bond, 5.25%, 8/01/26	United States	300,000	315,450
	senior note, 6.375%, 3/01/24	United States	700,000	734,678
				3,416,378
	Retailing 0.4%
[d,e]	Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	1,100,000	1,091,750
	Semiconductors & Semiconductor Equipment 0.2%
	Qorvo Inc., senior note, 5.50%, 7/15/26	United States	500,000	529,375
	Software & Services 0.6%
[e]	Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	1,800,000	1,836,000
	Technology Hardware & Equipment 1.0%
[d,e]	Blackboard Inc., secured note, second lien, 144A, 9.75%, 10/15/21	United States	1,538,000	1,530,310
[d,e]	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., senior note, 144A, 6.75%, 6/01/25	United States	1,500,000	1,552,500
				3,082,810
	Telecommunication Services 2.2%
[d,e]	Block Communications Inc., senior note, 144A, 6.875%, 2/15/25	United States	300,000	314,250
[d]	Digicel Group One Ltd., senior secured note, first lien, 144A, 8.25%, 12/30/22	Jamaica	617,000	368,850
[d]	Digicel Group Two Ltd., senior note, 144A, 8.25%, 9/30/22	Bermuda	583,000	125,065
[d]	Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	700,000	497,000
[d]	DKT Finance ApS, senior secured note, first lien, 144A, 9.375%, 6/17/23	Denmark	1,500,000	1,613,018
[d,e]	Sprint Communications Inc., senior note, 144A, 7.00%, 3/01/20	United States	600,000	611,250
[e]	Sprint Corp.,
	senior bond, 7.875%, 9/15/23	United States	1,000,000	1,100,960
	senior bond, 7.125%, 6/15/24	United States	300,000	324,090
	senior note, 7.25%, 9/15/21	United States	500,000	534,800
  |  6

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Telecommunication Services (continued)
[e]	T-Mobile USA Inc.,
	senior bond, 6.50%, 1/15/24	United States	$500,000	$519,905
	senior note, 4.00%, 4/15/22	United States	700,000	719,250
				6,728,438
	Transportation 1.0%
[d,e]	Avolon Holdings Funding Ltd.,
	senior note, 144A, 5.125%, 10/01/23	Ireland	1,000,000	1,064,250
	senior note, 144A, 5.25%, 5/15/24	Ireland	400,000	429,280
[d]	DAE Funding LLC,
	[e] senior note, 144A, 4.00%, 8/01/20	United Arab Emirates	800,000	806,000
	[e] senior note, 144A, 4.50%, 8/01/22	United Arab Emirates	400,000	409,000
	senior note, 144A, 5.75%, 11/15/23	United Arab Emirates	200,000	211,230
				2,919,760
	Utilities 2.3%
[e]	Calpine Corp., senior note, 5.375%, 1/15/23	United States	1,500,000	1,522,500
	Clearway Energy Operating LLC,
	[e] senior bond, 5.375%, 8/15/24	United States	500,000	515,000
	[e] senior bond, 5.00%, 9/15/26	United States	1,000,000	1,027,500
	[d] senior note, 144A, 5.75%, 10/15/25	United States	300,000	316,875
[e]	Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23	United States	800,000	678,000
[d]	InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	500,000	465,000
	Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	1,600,000	1,224,000
[d,e]	Vistra Operations Co. LLC, senior note, 144A, 5.625%, 2/15/27	United States	1,300,000	1,372,709
				7,121,584
	Total Corporate Bonds (Cost $135,807,089)			134,365,114
[i]	Senior Floating Rate Interests 41.4%
	Automobiles & Components 1.7%
	Adient US LLC,
	Initial Term Loans, 6.459%, (3-month USD LIBOR + 4.25%), 5/06/24	United States	541,462	534,017
	Initial Term Loans, 6.889%, (6-month USD LIBOR + 4.25%), 5/06/24	United States	1,618,972	1,596,711
	Panther BF Aggregator 2 LP, Initial Dollar Term Loan, 5.54%, (1-month USD LIBOR + 3.50%), 4/30/26	United States	1,818,854	1,809,001
	Thor Industries Inc., Initial USD Term Loans, 5.88%, (1-month USD LIBOR + 3.75%), 2/01/26	United States	1,331,355	1,301,400
				5,241,129
	Capital Goods 2.3%
	Altra Industrial Motion Corp., Term Loan, 4.04%, (1-month USD LIBOR + 2.00%), 10/01/25	United States	977,775	978,378
	Doncasters U.S. Finance LLC, Term B Loans, 5.60%, (3-month USD LIBOR + 3.50%), 4/09/20	United States	1,388,286	957,049
	Harsco Corp., Term Loan B-2, 4.31%, (1-month USD LIBOR + 2.25%), 12/10/24	United States	1,159,780	1,165,941
	Navistar Inc., Tranche B Term Loan, 5.53%, (1-month USD LIBOR + 3.50%), 11/06/24	United States	3,108,590	3,103,713
  |  7

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
[i]	Senior Floating Rate Interests (continued)
	Capital Goods (continued)
	Onsite Rental Group Operations Pty. Ltd., Term Loan, 6.52%, (1-month USD LIBOR + 4.50%), 10/25/22	Australia	$696,716	$688,007
				6,893,088
	Commercial & Professional Services 1.1%
	Ventia Pty Ltd., Term B Loans, 5.84%, (3-month USD LIBOR + 3.50%), 5/21/26	Australia	1,521,694	1,525,498
	West Corp., Term B Loans, 6.04%, (1-month USD LIBOR + 4.00%), 10/10/24	United States	1,989,873	1,777,620
				3,303,118
	Consumer Services 5.3%
	24 Hour Fitness Worldwide Inc., Term Loan, 5.54%, (1-month USD LIBOR + 3.50%), 5/30/25	United States	2,224,407	2,151,187
	Aristocrat Technologies Inc., Term B-3 Loans, 4.03%, (3-month USD LIBOR + 1.75%), 10/19/24	United States	842,177	846,058
	Avis Budget Car Rental LLC, Tranche B Term Loans, 4.05%, (1-month USD LIBOR + 2.00%), 2/13/25	United States	2,375,737	2,379,075
	Caesars Resort Collection LLC, Term B Loans, 4.79%, (1-month USD LIBOR + 2.75%), 12/22/24	United States	1,716,309	1,707,268
	Eldorado Resorts Inc., Initial Term Loan, 4.31%, (1-month USD LIBOR + 2.25%), 4/17/24	United States	1,770,181	1,769,797
	Equinox Holdings Inc., Term B-1 Loans, 5.04%, (1-month USD LIBOR + 3.00%), 3/08/24	United States	992,405	994,390
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (Yum Brands), Term Loan B, 3.79%, (1-month USD LIBOR + 1.75%), 4/03/25	United States	1,690,895	1,694,192
	Kingpin Intermediate Holdings LLC, Amendment No. 2 Term Loans, 5.54%, (1-month USD LIBOR + 3.50%), 7/03/24	United States	1,980,000	1,989,900
[j,k]	NASCAR Holdings Inc., Term Loan B, TBD, 9/26/26	United States	804,203	810,925
	Sabre GLBL Inc., 2017 Other Term A Loans, 4.29%, (1-month USD LIBOR + 2.25%), 7/01/22	United States	865,782	864,700
	Station Casinos LLC, Term B Facility Loans, 4.55%, (1-month USD LIBOR + 2.50%), 6/08/23	United States	988,760	994,084
				16,201,576
	Diversified Financials 0.8%
	Asurion LLC,
	AM No. 14 Replacement B-4 Term Loans, 5.04%, (1-month USD LIBOR + 3.00%), 8/04/22	United States	1,642,435	1,649,005
	Replacement B-6 Term Loans, 5.04%, (1-month USD LIBOR + 3.00%), 11/03/23	United States	330,732	332,351
	Blackstone Mortgage Trust Inc., Initial Term Loans, 4.54%, (1-month USD LIBOR + 2.50%), 4/23/26	United States	381,062	383,201
				2,364,557
	Energy 0.4%
	Foresight Energy LLC, Term Loans, 7.87%, (3-month USD LIBOR + 5.75%), 3/28/22	United States	1,920,450	1,128,264
	Food & Staples Retailing 0.3%
	U.S. Foods Inc., Initial Term Loans, 4.04%, (1-month USD LIBOR + 2.00%), 6/27/23	United States	566,222	568,757
	Whatabrands LLC (Whataburger), Term Loan B, 5.52%, (3-month USD LIBOR + 3.25%), 8/02/26	United States	428,908	431,398
				1,000,155
  |  8

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
[i]	Senior Floating Rate Interests (continued)
	Food, Beverage & Tobacco 1.9%
[j,k]	B&G Foods Inc., Term Loan B, TBD, 9/30/26	United States	$319,951	$321,751
	CSM Bakery Supplies LLC, Term Loans, 6.29%, (3-month USD LIBOR + 4.00%), 7/03/20	United States	2,000,000	1,915,000
	JBS USA Lux SA, New Term Loans, 4.61%, (1-month USD LIBOR + 2.50%), 5/01/26	United States	1,754,916	1,765,701
	Post Holdings Inc., Series A Incremental Term Loans, 4.04%, (1-month USD LIBOR + 2.00%), 5/24/24	United States	1,905,492	1,913,084
				5,915,536
	Health Care Equipment & Services 2.0%
	Air Medical Group Holdings Inc., 2018 New Term Loans, 6.29%, (1-month USD LIBOR + 4.25%), 3/14/25	United States	1,979,849	1,858,583
	Catalent Pharma Solutions Inc., Dollar Term B-2 Loan, 4.29%, (1-month USD LIBOR + 2.25%), 5/17/26	United States	166,545	167,309
	DaVita Inc., Term Loan B, 4.29%, (1-month USD LIBOR + 2.25%), 8/12/26	United States	957,702	964,153
	IQVIA Inc.,
	Term B-1 Dollar Loans, 4.10%, (3-month USD LIBOR + 2.00%), 3/07/24	United States	898,405	903,084
	Term B-3 Dollar Loans, 3.85%, (3-month USD LIBOR + 1.75%), 6/11/25	United States	691,250	693,302
	Mallinckrodt International Finance SA & Mallinckrodt CB LLC, 2017 Term B Loans, 4.85%, (3-month USD LIBOR + 2.75%), 9/24/24	Luxembourg	587,694	449,341
	National Mentor Holdings Inc.,
	Initial Term C Loans, 6.30%, (1-month USD LIBOR + 4.25%), 3/08/26	United States	61,331	61,535
	Initial Term Loans, 6.30%, (1-month USD LIBOR + 4.25%), 3/08/26	United States	982,489	985,764
				6,083,071
	Materials 3.4%
	Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan, 3.85%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	2,517,834	2,522,152
	Berry Global Inc.,
	Term Q Loan, 4.30%, (1-month USD LIBOR + 2.25%), 10/01/22	United States	1,090,516	1,096,598
	Term U Loans, 4.55%, (1-month USD LIBOR + 2.50%), 7/01/26	United States	775,200	779,825
	Chemours Co., Tranche B-2 US$ Term Loan, 3.80%, (1-month USD LIBOR + 1.75%), 4/03/25	United States	753,713	728,275
	Crown Americas LLC, Dollar Term B Loan, 4.06%, (1-month USD LIBOR + 2.00%), 4/03/25	United States	1,697,668	1,709,644
	Ineos U.S. Finance LLC, 2024 Dollar Term Loan, 4.04%, (1-month USD LIBOR + 2.00%), 3/31/24	United States	959,824	953,225
	Oxbow Carbon LLC, Tranche B Term Loan, 5.79%, (1-month USD LIBOR + 3.75%), 1/04/23	United States	1,971,000	1,971,000
	Univar USA Inc., Term B-3 Loans, 4.29%, (1-month USD LIBOR + 2.25%), 7/01/24	United States	612,491	615,061
				10,375,780
	Media & Entertainment 5.8%
	Ancestry.com Operations Inc., Non-Extended Term Loans, 5.80%, (1-month USD LIBOR + 3.75%), 10/19/23	United States	1,984,784	1,978,995
	Charter Communications Operating LLC, Term B Loan, 4.05%, (1-month USD LIBOR + 2.00%), 4/30/25	United States	984,962	992,044
	CSC Holdings LLC, March 2017 Incremental Term Loans, 4.28%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	2,547,025	2,548,285
	Diamond Sports Group LLC, Term Loan, 5.30%, (1-month USD LIBOR + 3.25%), 8/24/26	United States	926,442	933,103
  |  9

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
[i]	Senior Floating Rate Interests (continued)
	Media & Entertainment (continued)
[j,k]	DigiCert Holdings Inc., First Lien Term Loan, TBD, 9/15/26	United States	$420,330	$419,717
	Go Daddy Operating Co. LLC, Tranche B-1 Term Loans, 4.04%, (1-month USD LIBOR + 2.00%), 2/15/24	United States	1,555,674	1,560,154
	Gray Television Inc., Term B-2 Loan, 4.58%, (3-month USD LIBOR + 2.25%), 2/07/24	United States	2,568,789	2,575,671
	Lions Gate Capital Holdings LLC, Term A Loan, 3.79%, (1-month USD LIBOR + 1.75%), 3/22/23	Canada	1,391,383	1,372,251
	MCC Iowa LLC (Mediacom Broadband), Tranche M Term Loan, 3.93%, (1-week USD LIBOR + 2.00%), 1/25/25	United States	1,714,098	1,727,488
	Mediacom Illinois LLC, Tranche N Term Loan, 3.68%, (1-week USD LIBOR + 1.75%), 2/15/24	United States	826,976	830,594
	Mission Broadcasting Inc., Term B-3 Loan, 4.35%, (1-month USD LIBOR + 2.25%), 1/17/24	United States	112,063	112,285
	Nexstar Broadcasting Inc., Term B-3 Loan, 4.29%, (1-month USD LIBOR + 2.25%), 7/17/24	United States	562,544	563,658
	Sinclair Television Group Inc., Tranche B Term Loans, 4.30%, (1-month USD LIBOR + 2.25%), 1/03/24	United States	1,950,883	1,960,004
				17,574,249
	Pharmaceuticals, Biotechnology & Life Sciences 2.0%
	Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 6.31%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	408,954	372,966
	Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 4.20%, (1-week USD LIBOR + 2.25%), 1/31/25	United States	1,705,650	1,716,044
	Horizon Pharma Inc., Sixth Amendment Refinanced Term Loans, 4.63%, (1-month USD LIBOR + 2.50%), 5/22/26	United States	1,057,048	1,062,334
	Innoviva Inc., Initial Term Loan, 6.65%, (3-month USD LIBOR + 4.50%), 8/18/22	United States	110,000	108,350
	Syneos Health Inc., Initial Term B Loans, 4.04%, (1-month USD LIBOR + 2.00%), 8/01/24	United States	1,012,725	1,018,001
	Valeant Pharmaceuticals International, Initial Term Loans, 5.04%, (1-month USD LIBOR + 3.00%), 6/02/25	United States	1,964,270	1,974,443
				6,252,138
	Retailing 3.5%
	Ascena Retail Group Inc., Tranche B Term Loan, 6.56%, (1-month USD LIBOR + 4.50%), 8/21/22	United States	2,688,445	1,513,594
	General Nutrition Centers Inc., FILO Term Loan (ABL), 9.05%, (1-month USD LIBOR + 7.00%), 12/31/22	United States	2,700,000	2,715,431
	General Nutrition Centers, Inc.,
	Tranche B-2 Term Loans, 10.80%, (1-month USD LIBOR + 8.75%), 3/04/21	United States	117,067	112,202
	Tranche B-2 Term Loans, 10.90%, (2-month USD LIBOR + 8.75%), 3/04/21	United States	182,933	175,330
	Harbor Freight Tools USA Inc., Refinancing Loans, 4.54%, (1-month USD LIBOR + 2.50%), 8/19/23	United States	1,428,161	1,391,268
	Jo-Ann Stores, Inc.,
	Initial Loans, 7.046%, (1-month USD LIBOR + 5.00%), 10/23/23	United States	88,669	61,994
	Initial Loans, 7.259%, (3-month USD LIBOR + 5.00%), 10/23/23	United States	2,339,603	1,635,773
  |  10

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
[i]	Senior Floating Rate Interests (continued)
	Retailing (continued)
	Michaels Stores Inc., 2018 New Replacement Term B Loan, 4.544% - 4.546%, (1-month USD LIBOR + 2.50%), 1/28/23	United States	$1,991,757	$1,949,432
	Wand NewCo. 3 Inc. (Caliber Collision), First Lien Term Loan, 5.54%, (1-month USD LIBOR + 3.50%), 2/05/26	United States	997,500	1,003,734
				10,558,758
	Semiconductors & Semiconductor Equipment 0.8%
	ON Semiconductor Corp., first lien, Term Loan, 4.04%, (1-month USD LIBOR + 2.00%), 9/18/26	United States	2,322,870	2,334,808
	Software & Services 3.7%
	Carbonite Inc., Initial Term Loan, 6.01%, (3-month USD LIBOR + 3.75%), 3/26/26	United States	1,036,155	1,038,530
	Iron Mountain Information Management LLC, Term B Loan, 3.79%, (1-month USD LIBOR + 1.75%), 1/26/26	United States	1,657,255	1,645,514
	LegalZoom.com Inc., 2018 Term Loans, 6.54%, (1-month USD LIBOR + 4.50%), 11/21/24	United States	1,985,000	1,995,544
	Neustar Inc., TLB5, 6.54%, (1-month USD LIBOR + 4.50%), 8/08/24	United States	1,879,444	1,853,019
	SS&C Technologies Inc., Term B-5 Loan, 4.29%, (1-month USD LIBOR + 2.25%), 4/16/25	United States	989,884	995,452
	TIBCO Software Inc., Term B-2 Loans, 6.07%, (1-month USD LIBOR + 4.00%), 6/30/26	United States	1,984,732	1,990,301
	WEX Inc., Term B-3 Loan, 4.29%, (1-month USD LIBOR + 2.25%), 5/17/26	United States	1,920,761	1,933,726
				11,452,086
	Technology Hardware & Equipment 1.8%
	Ciena Corp., 2018 Term Loan, 4.04%, (1-month USD LIBOR + 2.00%), 9/28/25	United States	2,051,166	2,064,626
	CommScope Inc., Initial Term Loans, 5.29%, (1-month USD LIBOR + 3.25%), 4/04/26	United States	1,954,929	1,951,654
	Western Digital Corp., U.S. Term B-4 Loan, 3.86%, (1-month USD LIBOR + 1.75%), 4/29/23	United States	1,404,996	1,404,239
				5,420,519
	Telecommunication Services 1.2%
	Global Tel*Link Corp., First Lien Term Loan, 6.29%, (1-month USD LIBOR + 4.25%), 11/29/25	United States	1,985,000	1,907,585
	Securus Technologies Holdings Inc., Initial Term Loan, 6.54%, (1-month USD LIBOR + 4.50%), 11/01/24	United States	1,987,361	1,760,474
				3,668,059
	Transportation 2.7%
	Air Canada, Term Loan, 4.04%, (1-month USD LIBOR + 2.00%), 10/06/23	Canada	2,227,691	2,239,739
	Allegiant Travel Co., Class B Term Loans, 6.71%, (3-month USD LIBOR + 4.50%), 2/05/24	United States	1,990,000	2,012,387
	Hertz Corp., Tranche B-1 Term Loan, 4.80%, (1-month USD LIBOR + 2.75%), 6/30/23	United States	2,194,110	2,196,396
[j,k]	Kestrel Bidco Inc & WestJet, Term Loan B, TBD, 8/08/26	United States	860,623	868,077
	Navios Maritime Partners LP, Initial Term Loan, 7.14%, (3-month USD LIBOR + 5.00%), 9/14/20	United States	897,398	896,650
				8,213,249
  |  11

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
[i]	Senior Floating Rate Interests (continued)
	Utilities 0.7%
	EFS Cogen Holdings I LLC (Linden),
	Term B Advance, 5.30%, (1-month USD LIBOR + 3.25%), 6/28/23	United States	$636,476	$635,362
	Term B Advance, 5.36%, (3-month USD LIBOR + 3.25%), 6/28/23	United States	1,571,867	1,569,116
				2,204,478
	Total Senior Floating Rate Interests (Cost $129,813,567)			126,184,618
	Marketplace Loans (Cost $9,314,930) 2.9%
	Diversified Financials 2.9%
[b]	Lending Club, 8.46% - 26.31%, 7/09/23, 10/31/21 - 9/27/2024	United States	9,314,930	8,835,885
	Asset-Backed Securities and Commercial Mortgage-Backed Securities 11.3%
	Banks 2.0%
	Citigroup Commercial Mortgage Trust, 2015-GC27, A5, 3.137%, 2/10/48	United States	1,520,000	1,588,502
[l]	Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.825%, 7/10/38	United States	445,000	412,362
	CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	United States	1,410,000	1,496,454
	JPMBB Commercial Mortgage Securities Trust, 2015-C28, A4, 3.227%, 10/15/48	United States	1,410,000	1,479,809
[m]	Merrill Lynch Mortgage Investors Trust,
	[b] 2003-OPT1, B2, FRN, 6.143%, (1-month USD LIBOR + 4.125%), 7/25/34	United States	33,301	9,080
	2005-A6, 2A3, FRN, 2.398%, (1-month USD LIBOR + 0.38%), 8/25/35	United States	95,631	96,349
[m]	Morgan Stanley ABS Capital I Inc. Trust, 2003-NC10, B1, FRN, 6.968%, (1-month USD LIBOR + 4.95%), 10/25/33	United States	350,442	382,947
	Wells Fargo Commercial Mortgage Trust, 2014-LC16, A4, 3.548%, 8/15/50	United States	550,000	578,901
				6,044,404
	Diversified Financials 9.3%
[m]	Argent Securities Inc., 2003-W5, M4, FRN, 4.401%, (1-month USD LIBOR + 5.625%), 10/25/33	United States	93,151	105,750
[d,l]	BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 4.974%, 5/26/35	United States	910,687	886,211
[d,m,n]	Carlyle U.S. CLO Ltd., 2017-4A, C, 144A, FRN, 5.103%, (3-month USD LIBOR + 2.80%), 1/15/30	United States	1,000,000	940,850
[d,l]	Consumer Loan Underlying Bond Certificate Issuer Trust I, 2019-S6, PT, 144A, FRN, 10/17/44	United States	871,432	811,919
[d]	Consumer Loan Underlying Bond CLUB Certificate Issuer Trust I,
	[l] 2018-29, PT, 144A, FRN, 24.191%, 12/15/43	United States	410,302	343,668
	[l] 2019-26, PT, 144A, FRN, 19.776%, 8/15/44	United States	1,090,885	1,039,072
	[l] 2019-31, PT, 144A, FRN, 22.58%, 9/15/44	United States	980,647	926,734
	2019-37, PT, 144A, , 10/17/44	United States	998,652	967,277
	[l] 2019-S1, PT, 144A, FRN, 13.951%, 4/15/44	United States	1,276,634	1,161,994
	[l] 2019-S2, PT, 144A, FRN, 14.271%, 5/16/44	United States	779,725	714,070
	[l] 2019-S3, PT, 144A, FRN, 13.811%, 6/15/44	United States	1,873,136	1,751,249
	[l] 2019-S4, PT, 144A, FRN, 10.593%, 8/15/44	United States	1,003,697	936,313
  |  12

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[d,l]	Consumer Loan Underlying Bond CLUB Credit Trust, 2019-SLCT5, PT, 144A, FRN, 18.85%, 9/15/44	United States	$946,478	$872,279
[d,l,n]	Dryden 38 Senior Loan Fund, 2015-38A, DR, 144A, FRN, 5.303%, 7/15/30	United States	2,500,000	2,423,800
[d,m]	Dryden 58 CLO Ltd., 2018-58A, C, 144A, FRN, 4.103%, (3-month USD LIBOR + 1.80%), 7/17/31	United States	3,000,000	2,888,970
[m,n]	FHLMC Structured Agency Credit Risk Debt Notes,
	2014-DN1, M2, FRN, 4.218%, (1-month USD LIBOR + 2.20%), 2/25/24	United States	1,076,690	1,089,679
	2014-HQ2, M2, FRN, 4.218%, (1-month USD LIBOR + 2.20%), 9/25/24	United States	446,351	452,389
[d,l,n]	Madison Park Funding XXIII Ltd., 2017-23A, D, 144A, FRN, 5.706%, 7/27/30	United States	3,000,000	2,963,275
[d,l,n]	Madison Park Funding XXXI Ltd., 2018-31A, D, 144A, FRN, 5.259%, 1/23/31	United States	1,250,000	1,216,413
[m]	MortgageIT Trust, 2004-1, A2, FRN, 2.918%, (1-month USD LIBOR + 0.90%), 11/25/34	United States	184,739	186,656
[d,m]	Octagon Investment Partners XXII Ltd., 2014-1A, CRR, 144A, FRN, 4.178%, (3-month USD LIBOR + 1.90%), 1/22/30	United States	3,050,000	2,950,875
[m]	Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 2.328%, (1-month USD LIBOR + 0.31%), 11/25/35	United States	195,463	196,620
[m]	Structured Asset Investment Loan Trust, 2003-BC2, M3, FRN, 6.893%, (1-month USD LIBOR + 4.875%), 4/25/33	United States	13,987	14,380
[m]	Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 3.60%, (1-month USD LIBOR + 1.50%), 2/25/35	United States	203,371	205,889
[l]	Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 4.583%, 4/25/45	United States	380,397	383,087
[d,l,n]	Voya CLO Ltd., 2016-3A, CR, 144A, FRN, 5.55%, 10/18/31	United States	2,000,000	1,920,000
[l]	Wells Fargo Mortgage Backed Securities Trust, 2004-W, A9, FRN, 4.843%, 11/25/34	United States	117,768	123,047
				28,472,466
	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $34,641,960)			34,516,870
	Mortgage-Backed Securities 32.6%
	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 19.4%
[o]	FHLMC 30 Year, 3.00%, 10/01/49	United States	10,000,000	10,153,125
[e]	FHLMC 30 Year, 3.50%, 10/01/47	United States	5,077,110	5,262,016
[o]	FHLMC 30 Year, 3.50%, 10/01/49	United States	5,600,000	5,745,906
[o]	FHLMC 30 Year, 4.50%, 10/01/49	United States	7,400,000	7,793,703
[e]	FHLMC Gold 15 Year, 5.00%, 12/01/23	United States	238,362	247,364
[e]	FHLMC Gold 30 Year, 3.50%, 3/01/45	United States	36,464	38,026
	FHLMC Gold 30 Year, 3.50%, 11/01/48	United States	1,561,990	1,605,180
	FHLMC Gold 30 Year, 3.50%, 11/01/48	United States	12,806,258	13,165,766
	FHLMC Gold 30 Year, 4.00%, 4/01/48	United States	3,849,291	4,038,719
[e]	FHLMC Gold 30 Year, 4.00%, 5/01/48	United States	9,538,368	9,999,171
[e]	FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	United States	423,345	482,505
[e]	FHLMC Gold 30 Year, 6.50%, 8/01/27 - 3/01/38	United States	186,346	208,317
[e]	FHLMC Gold 30 Year, 7.00%, 9/01/27	United States	54,006	58,259
[e]	FHLMC Gold 30 Year, 8.50%, 7/01/31	United States	197,538	226,984
				59,025,041
[p]	Federal National Mortgage Association (FNMA) Adjustable Rate 0.1%
[e]	FNMA, 4.04% - 4.225%, (6-month USD LIBOR +/- MBS Margin), 6/01/32 - 7/01/34	United States	237,681	246,587
  |  13

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Mortgage-Backed Securities (continued)
	Federal National Mortgage Association (FNMA) Fixed Rate 11.3%
[e]	FNMA 15 Year, 3.00%, 8/01/27	United States	$7,469	$7,671
[e]	FNMA 15 Year, 3.50%, 1/01/21 - 1/01/26	United States	20,540	21,244
[e]	FNMA 15 Year, 5.50%, 7/01/20	United States	2,361	2,359
[e]	FNMA 15 Year, 6.50%, 7/01/20	United States	3	3
[e]	FNMA 30 Year, 3.50%, 11/01/47	United States	2,220,983	2,298,694
	FNMA 30 Year, 3.50%, 3/01/48	United States	4,189,486	4,339,712
[e]	FNMA 30 Year, 3.50%, 4/01/48	United States	2,022,184	2,092,603
	FNMA 30 Year, 3.50%, 6/01/45 - 10/01/48	United States	2,037,757	2,106,651
[e]	FNMA 30 Year, 3.50%, 1/01/45 - 7/01/56	United States	1,209,441	1,268,862
[e]	FNMA 30 Year, 4.00%, 11/01/44 - 1/01/45	United States	817,449	863,734
	FNMA 30 Year, 4.00%, 10/01/47	United States	9,967,198	10,452,801
	FNMA 30 Year, 4.00%, 1/01/48	United States	1,772,521	1,855,550
	FNMA 30 Year, 4.00%, 4/01/48	United States	3,324,718	3,477,520
	FNMA 30 Year, 4.00%, 9/01/48	United States	4,090,998	4,247,780
[e]	FNMA 30 Year, 4.50%, 5/01/24 - 3/01/44	United States	43,483	46,363
[e]	FNMA 30 Year, 5.00%, 5/01/38 - 7/01/39	United States	322,067	355,906
[e]	FNMA 30 Year, 5.50%, 6/01/37	United States	248,182	279,572
[e]	FNMA 30 Year, 6.00%, 4/01/33 - 6/01/38	United States	611,883	697,692
[e]	FNMA 30 Year, 6.50%, 8/01/32	United States	91,454	104,987
[e]	FNMA 30 Year, 8.00%, 10/01/29	United States	4,402	4,408
				34,524,112
	Government National Mortgage Association (GNMA) Fixed Rate 1.8%
[e]	GNMA I SF 30 Year, 6.50%, 6/15/31 - 9/15/32	United States	278,764	310,013
	GNMA I SF 30 Year, 6.50%, 12/15/33	United States	40,532	44,867
	GNMA II SF 30 Year, 4.50%, 7/20/49	United States	4,675,101	4,925,502
[e]	GNMA II SF 30 Year, 7.00%, 1/20/24 - 1/20/29	United States	27,560	30,520
[e]	GNMA II SF 30 Year, 8.00%, 1/20/28 - 10/20/31	United States	78,242	92,324
				5,403,226
	Total Mortgage-Backed Securities (Cost $97,301,396)			99,198,966
			Shares
	Escrows and Litigation Trusts 0.0%†
[a,b]	NewPage Corp., Litigation Trust	United States	1,500,000	—
[a,b,c]	Remington Outdoor Co. Inc., Litigation Trust	United States	3,700	—
[a,b]	T-Mobile USA Inc., Litigation Trust	United States	1,200,000	—
[a]	Vistra Energy Corp., Litigation Trust	United States	2,000,000	9,000
	Total Escrows and Litigation Trusts (Cost $52,910)			9,000
	Total Investments before Short Term Investments (Cost $413,369,957)			404,622,587
  |  14

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Short Term Investments 7.0%
[i]	Senior Floating Rate Interests 0.7%
	Navios Maritime Midstream Partners LP, Initial Term Loan, 6.55%,(1-month USD LIBOR + 4.50%), 6/18/20	Marshall Islands	$1,100,000	$1,093,584
	Weatherford International ltd, DIP Term, 5.07%,(1-month USD LIBOR + 3.00%), 7/03/20	United States	985,691	985,691
	Total Senior Floating Rate Interests (Cost $2,057,029)			2,079,275
	Total Investments before Money Market Funds (Cost $415,426,986)			406,701,862
			Shares

	Money Market Funds (Cost $19,280,913) 6.3%
[q,r]	Institutional Fiduciary Trust Money Market Portfolio, 1.71%	United States	19,280,913	19,280,913
	Total Investments (Cost $434,707,899) 139.8%			425,982,775
	Reverse Repurchase Agreements (3.0)%			(9,188,221)
	Credit Facility (29.5)%			(90,000,000)
	Other Assets, less Liabilities (7.3)%			(22,015,547)
	Net Assets 100.0%			$304,779,007
			Amount Borrowed	Payable
	Reverse Repurchase Agreements (3.0)%
	Counterparty UBS, 2.758%, 11/14/19	Switzerland	1,073,388	(1,080,953)
	Counterparty UBS, 2.758%, 11/14/19	Switzerland	450,582	(453,758)
	Counterparty UBS, 3.108%, 11/14/19	Switzerland	2,364,000	(2,382,776)
	Counterparty UBS, 3.108%, 11/14/19	Switzerland	1,947,000	(1,962,464)
	Counterparty UBS, 3.108%, 11/14/19	Switzerland	1,547,200	(1,559,489)
	Counterparty UBS, 3.108%, 11/14/19	Switzerland	965,000	(972,665)
	Counterparty UBS, 3.108%, 11/14/19	Switzerland	770,000	(776,116)
	Total Reverse Repurchase Agreements (Proceeds $9,117,170)			$(9,188,221)
  |  15

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
[c]See Note 5 regarding restricted securities.
[d]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $117,938,936, representing 38.7% of net assets.
[e]A portion or all of the security is pledged as collateral in connection with the Fund’s revolving credit facility.
[f]Perpetual security with no stated maturity date.
[g]Income may be received in additional securities and/or cash.
[h]Defaulted security or security for which income has been deemed uncollectible.
[i]The coupon rate shown represents the rate at period end.
[j]Security purchased on a delayed delivery basis.
[k]A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[l]Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
[m]The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[n]A portion or all of the security is designated as collateral for reverse repurchase agreement.
[o]Security purchased on a to-be-announced (TBA) basis.
[p]Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
[q]See Note 6 regarding investments in affiliated management investment companies.
[r]The rate shown is the annualized seven-day effective yield at period end.
  |  16

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)
1.   ORGANIZATION
Franklin Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
  |  17

Franklin Limited Duration Income Trust
Notes to Statements of Investments (unaudited)
3.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss. The Fund did not hold any total return swap contracts at period end.
4.   MORTGAGE DOLLAR ROLLS
The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
The Fund is investing in mortgage dollar rolls as an alternate form of leverage.
5.  RESTRICTED SECURITIES
At September 30, 2019, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:
Shares		Issuer	Acquisition Date	Cost	Value
404		Nine Point Energy Holdings Inc., cvt. pfd.	3/24/17	$377,604	$330,548
21,663		Nine Point Energy LLC	7/15/14 - 2/01/18	830,630	2
3,700	[a]	Remington Outdoor Co. Inc., Litigation Trust	5/16/18	—	—
		Total Restricted Securities (Value is 0.1% of Net Assets)		$1,208,234	$330,550

[a]The Fund also invests in unrestricted securities of the issuer, valued at $68,785 as of September 30, 2019.
  |  18

Franklin Limited Duration Income Trust
Notes to Statements of Investments (unaudited)
6.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2019, the Fund held investments in affiliated management investment companies as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	$5,086,661	$95,448,060	$(81,253,808)	$ —	$ —	$19,280,913	19,280,913	$161,376
7.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2019, in valuing the Fund’s assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Commercial & Professional Services	$—	$—	$68,785	$68,785
Energy	98,850	961,929	330,550[c]	1,391,329
All Other Equity Investments	52,020	—	—	52,020
Corporate Bonds	—	134,365,114	—	134,365,114
Senior Floating Rate Interests	—	126,184,618	—	126,184,618
Marketplace Loans	—	—	8,835,885	8,835,885
Asset-Backed Securities and Commercial Mortgage-Backed Securities:
Banks	—	6,035,324	9,080	6,044,404
All Other Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	28,472,466	—	28,472,466
Mortgage-Backed Securities	—	99,198,966	—	99,198,966
Escrows and Litigation Trusts	—	9,000	—[c]	9,000
Short Term Investments	19,280,913	2,079,275	—	21,360,188
Total Investments in Securities	$19,431,783	$397,306,692	$9,244,300	$425,982,775
  |  19

Franklin Limited Duration Income Trust
Notes to Statements of Investments (unaudited)
7.  FAIR VALUE MEASUREMENTS (continued)
	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$9,188,221	$—	$9,188,221

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and convertible preferred stocks as well as other equity interests.
[c]Includes securities determined to have no value at September 30, 2019.
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the nine months ended September 30, 2019, is as follows:
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Assets:
Investments in Securities:
Equity Investments:[b]
Commercial & Professional Services	$415,172[c]	$—	$—	$—	$—	$—	$—	$ (346,387)	$68,785	$ (346,387)
Energy	385,059	—	—	—	—	—	—	(54,509)	330,550[c]	(54,509)
Marketplace Loans	3,609,189	5,688,746	—	—	—	—	—	(462,050)	8,835,885	(462,050)
Asset-Backed Securities and Commercial Mortgage-Backed Securities:
Banks	—	—	—	9,080	—	—	—	—	9,080	—
Escrows and Litigation Trusts	—[c]	—	—	—	—	—[c]	—	—	—[c]	—
Total Investments in Securities	$4,409,420	$ 5,688,746	$—	$9,080	$—	$—	$—	$(862,946)	$ 9,244,300	$(862,946)
aThe investment was transferred into Level 3 as a result of the unavailability of other significant observable valuation inputs.
bIncludes common and preferred stocks as well as other equity interests.
cIncludes securities determined to have no value.
Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2019, are as follows:
  |  20

Franklin Limited Duration Income Trust
Notes to Statements of Investments (unaudited)
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount	Impact to Fair Value if Input Increases[a]
Assets:
Investments in Securities:
Equity Investments[b]:
Energy	$330,550	Market comparables	Discount for lack of marketability	22%	Decrease[c]
			EV / revenue multiple	3.6x	Increase[c]
All Other Investments[d]	8,913,750[e]
Total	$9,244,300
aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bIncludes convertible preferrred stocks.
cRepresents a significant impact to fair value but not net assets.
dIncludes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
eIncludes securities determined to have no value at September 30, 2019.

Abbreviations List

EV Enterprise value
8.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
UBS	UBS AG
Selected Portfolio
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
PIK	Payment-In-Kind
SF	Single Family
USD	United States Dollar

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
  |  21